Aug. 12, 2024
Ninety One Emerging Markets Equity Fund

The Advisors’ Inner Circle Fund III

(the “Trust”)

Ninety One Emerging Markets Equity Fund

Ninety One Global Franchise Fund

Ninety One International Franchise Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated August 12, 2024

to the Funds’ Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”),

each dated March 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

II. The Board has approved a change in classification of the Ninety One Emerging Markets Equity Fund from a non-diversified company to a diversified company. Accordingly, effective immediately, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	The last paragraph of the “Ninety One Emerging Markets Equity Fund – Principal Investment Strategies” section of the Prospectus is deleted.

2.	The “Non-Diversification Risk” disclosure in the “Ninety One Emerging Markets Equity Fund – Principal Risks” section of the Prospectus is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INV-SK-009-0600